UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21930

Oceanstone Fund

(Exact name of registrant as specified in charter)

7334 Spinnaker Street

Carlsbad, CA 92011

(Address of principal executive offices)

(Zip code)

James J. Wang

P.O. Box 130982

Carlsbad, CA 92013

 (Name and address of agent for service)

Registrant's telephone number, including area code: (760) 602-0103

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Oceanstone Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 85.57%

Accident & Health Insurance - 1.82%
10,000	Conseco, Inc. *	$ 52,600

Apparel & Other Finished Products - 2.70%
3,000	True Religion Apparel, Inc. *	77,790

Arrangement of Transportation - 4.01%
30,000	Pacer International, Inc. *	115,800

Electronic & Other Electrical Equipment - 0.80%
1,400	General Electric Co.	22,988

Fire, Marine & Casualty Insurance - 3.38%
5,000	Unitrin, Inc.	97,450

Greeting Cards - 7.73%
10,000	American Greetings Corp.	223,000

Hospital & Medical Service Plans - 2.56%
3,000	WellCare Health Plans, Inc. *	73,950

Life Insurance - 3.71%
5,000	Protective Life Corp.	107,100

Motor Vehicles & Passenger Car Bodies - 1.25%
5,000	Ford Motor Co. *	36,050

Newspapers: Publishing or Publishing & Printing - 6.58%
8,000	Gannett Co., Inc.	100,080
35,000	McClatchy Co. *	89,600
		189,680
Petroleum Refining - 0.76%
3,400	Western Refining, Inc. *	21,930

Pharmaceutical Preparations - 2.56%
2,000	Sanofi-Aventis	73,900

Prefabricated Metal Buildings & Components - 1.11%
10,000	NCI Building Systems, Inc. *	32,000

Retail-Auto Dealers & Gasoline Stations - 2.55%
7,000	Sonic Automotive, Inc. *	73,500

Retail-Jewelry Stores - 1.34%
1,000	Tiffany & Co.	38,530

Retail-Radio, TV & Consumer Electronics Stores - 3.31%
1,000	Best Buy Co., Inc.	37,520
3,500	RadioShack Corp.	57,995
		95,515
Services-Auto Rental & Leasing - 26.68%
30,000	Avis Budget Group, Inc. *	400,800
15,000	Dollar Thrifty Automotive Group, Inc. *	368,850
		769,650
Services-Miscellaneous Amusement & Recreation - 4.17%
10,000	MGM Mirage *	120,400

Ship & Boat Building & Repairing - 2.24%
1,000	General Dynamics Corp.	64,600

State Commercial Banks - 6.31%
10,000	Cathay General Bancorp	80,900
10,000	Fifth Third Bancorp	101,300
		182,200

TOTAL FOR COMMON STOCKS (Cost $1,059,566) - 85.57%		$ 2,468,633

SHORT TERM INVESTMENTS - 14.46%
417,244	Huntington Treasury Money Market IV 0.01% ** (Cost $417,244)	417,244

TOTAL INVESTMENTS (Cost $1,476,810) - 100.04%		$ 2,885,877

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04%)		(1,019)

NET ASSETS - 100.00%		$ 2,884,858

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS
Oceanstone Fund
1. SECURITY TRANSACTIONS
At September 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,476,810 amounted to $1,409,067, which consisted of aggregate gross unrealized appreciation of
$1,454,701 and aggregate gross unrealized depreciation of $45,634.

2. SECURITY VALUATION

The Fund’s assets are valued at the market value using market quotations. Common stocks in the Fund’s portfolio are valued at the last quoted sale price on the day the valuation is made. Those common stocks that are not traded on the valuation date are valued at the last bid price. When the market quotation of a stock is either not readily available or not reliable, the Adviser will determine the fair value of the stock in accordance with the guideline approved by the Fund’s Board of Trustees. As a general principle, the fair value of a stock is the price that the Fund may reasonably expect to receive for the stock upon its current sale.

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157,
"Fair Value Measurements" ("SFAS 157"). In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of
September 30, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,468,633	$0	$0	$2,468,633
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$417,244	$0	$0	$417,244
Total	$2,885,877	$0	$0	$2,885,877

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oceanstone Fund

By /s/James J. Wang

     James J. Wang

     President and Treasurer

Date November 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/James J. Wang

     James J. Wang

     President and Treasurer

Date November 18, 2009